EXHIBIT 99.4

Client Name:	Flagstar Bank
Client Project Name:	FSMT 2018-2
Start - End Dates:	1/2018 - 2/2018
Deal Loan Count:	222
Report Run Date:	03/22/18

Conditions Report 2.0

Loans in Report:	222
Loans with Conditions:	195

68 - Total Active Conditions
1 - Material Conditions
1 - Credit Review Scope
1 - Category: Income/Employment
67 - Non-Material Conditions
7 - Credit Review Scope
1 - Category: Application
1 - Category: Assets
1 - Category: Income/Employment
1 - Category: Insurance
3 - Category: Terms/Guidelines
2 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Category: Property
58 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
26 - Category: Federal Consumer Protection
11 - Category: Right of Rescission
2 - Category: State Consumer Protection
1 - Category: State Rate Spread
17 - Category: TILA/RESPA Integrated Disclosure
457 - Total Satisfied Conditions

105 - Credit Review Scope
13 - Category: Application
13 - Category: Assets
6 - Category: Credit/Mtg History
15 - Category: DTI
21 - Category: Income/Employment
6 - Category: Insurance
21 - Category: Legal Documents
8 - Category: Terms/Guidelines
2 - Category: Title
157 - Property Valuations Review Scope
97 - Category: Appraisal
56 - Category: FEMA
3 - Category: Property
1 - Category: Value
195 - Compliance Review Scope
28 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Compliance Manual
1 - Category: Documentation
2 - Category: RESPA
4 - Category: Right of Rescission
158 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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